Fair Value Measurements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details)	Dec. 31, 2023
Market and income approach | Measurement Input, Discount Rate | Liability for Share-Based Compensation
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	0.165
Contingent Consideration Payable | Discounted cashflow | Measurement Input Weighted Average Discount Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Measurement input	0.0554